(7) Prepaid and Other Expenses	3 Months Ended
Dec. 31, 2013
Notes
(7) Prepaid and Other Expenses

(7)           PREPAID AND OTHER EXPENSES

The carrying amounts reported in the balance sheets for prepaid and other expenses approximate their fair market value based on the short-term maturity of these instruments. As of December 31, 2013 and 2012, the outstanding balance of prepaid and other expenses was $2,230,328 and $1,783,805, respectively.  Of the $2,230,328, was a bond posted for an international customer totaling $1,488,778 which the Company believes will be returned to the Company by March 31, 2014.